Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
22. Subsequent Events
The Group evaluated subsequent events through October 21, 2020.

(a)
On July 15, 2020, the Group announced that its Board of Directors has authorized a stock repurchase program under which the Group may repurchase up to US$20 million of its ordinary shares in the form of American depositary shares.

(b)
On July 15, 2020, the Group adopted 2020 Share Incentive Plan (the “2020 Plan”). Under the 2020 Plan, the maximum aggregate number of shares which may be issued pursuant to all awards shall be 10,760,513 ordinary shares, provided that the maximum number of shares may be issued pursuant to awards in the form of restricted share units under this plan shall not exceed 7,686,081 ordinary shares. From August 2020 through September 2020, the Group granted 1,068,733 stock options and 4,892,918 restricted share units under 2020 Plan to its employees, respectively.

(c)
On September 3, 2020, the Group, through
I-Mab
Biopharma (Shanghai) Co., Ltd. and
I-Mab
Biopharma US Limited, each a wholly-owned subsidiary of the Group, entered into a broad global strategic partnership with AbbVie Ireland Unlimited Group (“AbbVie”).

Pursuant to this collaboration, the Group will grant AbbVie a global license, excluding Mainland China, Macau, and Hong Kong, to develop and commercialize lemzoparlimab (also known as TJC4), an innovative anti-CD47 monoclonal antibody internally discovered and developed by
I-Mab
for the treatment of multiple cancers. The Group will retain all rights to develop and commercialize lemzoparlimab (as well as certain other compounds directed against CD47) in Mainland China, Macau, and Hong Kong. AbbVie will conduct further global clinical trials (which the Group may elect to co-fund) to evaluate lemzoparlimab in multiple cancers. This deal also allows for potential collaboration on future CD47-related therapeutic agents, including CD47-based bispecific antibodies and combination therapies with lemzoparlimab and AbbVie’s venetoclax (Venclexta
®
). Each party will have the opportunity subject to rights of first negotiation to further licenses, to explore certain of each other’s related CD47-antibody programs in their respective territories. In addition, the Group and AbbVie will share manufacturing responsibilities, with AbbVie being the primary manufacturer supply outside of Mainland China, Hong Kong and Macau and the Group being the primary manufacturer for supply for Mainland China, Hong Kong and Macau. The Group believes that this collaboration will accelerate its establishment of commercial production operations in China.
AbbVie will pay the Group an upfront payment of US$180 million. Additionally, in connection with the recently released clinical data from the Phase 1 trial of lemzoparlimab in the United States, the Group expects to be paid a first milestone payment of US$20 million. The Group will also be eligible to receive up to US$1.74 billion in further success-based development, regulatory and sales milestone payments for lemzoparlimab, of which US$840 million are based on clinical development and regulatory approval milestones, with the remainder based on commercial milestones. Upon commercialization of lemzoparlimab, AbbVie will also pay tiered royalties from low double-digit percentages on global net sales outside of Mainland China, Macau, and Hong Kong. In addition, AbbVie has a license and right of first negotiation to further develop and commercialize two additional lemzoparlimab-based bispecific antibodies discovered and currently being developed by the Group and the Group cannot commercialize products containing these two additional lemzoparlimab-based bispecific antibodies outside of Mainland China, Macau and Hong Kong even if AbbVie does not exercise its right of first negotiation or the both parties are unable to come to financial terms on such products. The potential value of each such license is minimum US$500 million in upfront and milestone payments, for a combined total of no less than US$1 billion.

(d)
On September 4, 2020, the Group announced that it has entered into definitive subscription agreements with a consortium of institutional investors (the “Investors”) to raise approximately US$418 million through a private placement. The consortium is led by Hillhouse Capital Group (“Hillhouse”), with significant participation by GIC Private Limited, and also includes certain other leading Asian and U.S. biotech investment funds. Hillhouse is entitled to nominate one representative to
I-Mab’s
Board of Directors.

The private placement comprises (1) the sale to the Investors of approximately US$418 million of the Group’s 29,133,502 ordinary shares (the “Ordinary Shares”) (equivalent to 12,666,740 ADSs) at a purchase price equivalent to US$33 per ADS; and (2) warrants (the “Warrants”) to subscribe for an aggregate of 5,341,267 Ordinary Shares (equivalent to 2,322,290 ADSs) at an exercise price equivalent to US$45 per ADS, which may further increase the proceeds of approximately US$104.5 million if the Warrants are fully exercised. The Warrants will remain exercisable at the election of the Investors within 12 months after the closing of the private placement.

(e)
On September 15, 2020,
I-Mab
Biopharma Hong Kong Limited entered into an equity transfer and investment agreement with a group of domestic investors in China, to transfer 40% equity interest of
I-Mab
Biopharma (Hangzhou) Limited
(“I-Mab
Hangzhou”) to these investors at the consideration of US$120 million in cash and transfer 10% equity interest to the management team shareholding platform that holds the share awards which are granted to I-Mab Hangzhou’s management team and 5% equity interest to the equity incentive shareholding platform that holds the shares for the purpose of future share awards grants respectively with no consideration.

25. Subsequent Events
The Group evaluated subsequent events through April 29, 2020.

(a)	i)
On January 17, 2020, the Company completed its IPO and became listed on the Nasdaq Global Market by issuing 7,407,400 American Depositary Shares (“ADSs”) at the price of US$14.00 per ADS for a total gross proceeds of US$103.7 million. On February 10, 2020, the underwriters of the IPO have exercised their over-allotment option to purchase an additional 768,350 ADSs of the Company at the IPO price of US$14.00 per ADS. After giving effect to the exercise of the over-allotment option, the Company has issued and sold a total of 8,175,750 ADSs in the IPO, for total gross proceeds of US$114,460,500. Each ten ADSs represent twenty-three ordinary shares of the Company.

	ii)	On January 17, 2020, the Company also issued 6,078,571 ordinary shares to Everest (see Note 18 for details).

iii)
Upon the completion of the IPO, the Company’s then outstanding 30,227,056 Series A Preferred Shares, 23,288,783 Series B Preferred Shares, 3,714,580 Series
B-1
Preferred Shares, 3,301,849 Series
B-2
Preferred Shares, 31,046,360 Series C Preferred Shares and 3,857,143 Series
C-1
Preferred Shares were converted into 30,227,056, 23,288,783, 3,714,580, 3,571,427, 34,420,469 and 4,537,814 ordinary shares, respectively.

iv)
Upon the completion of the IPO and according to the amendments to 2017 Plan, the maximum aggregate number of shares which may be granted pursuant to all awards under 2017 Plan was changed to 9,609,084. Each of the Company’s founders, namely Zheru Zhang, Lili Qian, Zhengyi Wang and Lei Fang surrendered 83,142 unvested stock options that granted to him or her under 2017 Plan before, totally 332,566 unvested options, for no consideration, and these stock options were cancelled immediately. Upon the completion of the IPO and according to the amendments to 2018 Plan, the maximum aggregate number of shares which may be granted pursuant to all awards under 2018 Plan was changed to 11,005,888. The director of the Company, Dr. Jingwu Zhang Zang surrendered 2,544,917 unvested options that granted to him under 2018 Plan, for no consideration, and these stock options were cancelled immediately.

(b)
As of the date of these consolidated financial statements,
I-Mab
has not identified any significant impact on the Group’s financial performance as a result of the
COVID-19
outbreak.
I-Mab
will continue to assess potential impact of
COVID-19
on its business. Currently,
I-Mab
expects the
COVID-19
worldwide health crisis to have immaterial impact on its business as its operations in China are in conjunction with hospitals located in regions that were relatively less affected by
COVID-19.
However, as research hospitals and government agencies focus clinical resources on the pandemic,
I-Mab
believes there could be some delays in regulatory interactions and inspections, and patient recruitment and participation, particularly in the first quarter of 2020. Similarly, the worsening situation of
COVID-19
in the U.S. may cause some delays in the
on-going
clinical trials in the U.S. On the other hand,
I-Mab
clinical trials in both the U.S. and China involve many clinical sites and hospitals located in many different regions. While the full scope and duration of the crisis is far from clear at this time,
I-Mab
is actively and diligently working to minimize delays and disruptions to its clinical trials. At the present time, the
COVID-19
situation has improved in China, and
I-Mab
will continue to execute on its regulatory and clinical development goals in China and the U.S.

(c)
In March 2020,
I-Mab
signed a strategic partnership with Kalbe Genexine Biologics for first right of negotiation for an exclusive license to potentially commercialize I-Mab’s CD73 antibody, in ASEAN, MENA and Sri Lanka. The deal package is valued up to approximately US$340 million.

Stock Repurchase Program (Unaudited)
On July 15, 2020, the Group announced that its Board of Directors has authorized a stock repurchase program under which the Group may repurchase up to US$20 million of its ordinary shares in the form of American depositary shares.
2020 Share Incentive Plan (Unaudited)
On July 15, 2020, the Group adopted 2020 Share Incentive Plan (the “2020 Plan”). Under the 2020 Plan, the maximum aggregate number of shares which may be issued pursuant to all awards shall be 10,760,513 ordinary shares, provided that the maximum number of shares may be issued pursuant to awards in the form of restricted share units under this plan shall not exceed 7,686,081 ordinary shares. From August 2020 through September 2020, the Group granted 1,068,733 stock options and 4,892,918 restricted share units under 2020 Plan to its employees, respectively.
Global Strategic Partnership with AbbVie (Unaudited)
On September 3, 2020, the Group, through
I-Mab
Biopharma (Shanghai) Co., Ltd. and
I-Mab
Biopharma US Limited, each a wholly-owned subsidiary of the Group, entered into a broad global strategic partnership with AbbVie Ireland Unlimited Group (“AbbVie”).
Pursuant to this collaboration, the Group will grant AbbVie a global license, excluding Mainland China, Macau, and Hong Kong, to develop and commercialize lemzoparlimab (also known as TJC4), an innovative anti-CD47 monoclonal antibody internally discovered and developed by
I-Mab
for the treatment of multiple cancers. The Group will retain all rights to develop and commercialize lemzoparlimab (as well as certain other compounds directed against CD47) in Mainland China, Macau, and Hong Kong. AbbVie will conduct further global clinical trials (which the Group may elect to co-fund)
to evaluate lemzoparlimab in multiple cancers. This deal also allows for potential collaboration on future CD47-related therapeutic agents, including CD47-based bispecific antibodies and combination therapies with lemzoparlimab and AbbVie’s venetoclax (Venclexta
®
). Each party will have the opportunity subject to rights of first negotiation to further licenses, to explore certain of each other’s related CD47-antibody programs in their respective territories. In addition, the Group and AbbVie will share manufacturing responsibilities, with AbbVie being the primary manufacturer supply outside of Mainland China, Hong Kong and Macau and the Group being the primary manufacturer for supply for Mainland China, Hong Kong and Macau. The Group believes that this collaboration will accelerate its establishment of commercial production operations in China.
AbbVie will pay the Group an upfront payment of US$180 million. Additionally, in connection with the recently released clinical data from the Phase 1 trial of lemzoparlimab in the United States, the Group expects to be paid a first milestone payment of US$20 million. The Group will also be eligible to receive up to US$1.74 billion in further success-based development, regulatory and sales milestone payments for lemzoparlimab, of which US$840 million are based on clinical development and regulatory approval milestones, with the remainder based on commercial milestones. Upon commercialization of lemzoparlimab, AbbVie will also pay tiered royalties from low double-digit percentages on global net sales outside of Mainland China, Macau, and Hong Kong. In addition, AbbVie has a license and right of first negotiation to further develop and commercialize two additional lemzoparlimab-based bispecific antibodies discovered and currently being developed by the Group and the Group cannot commercialize products containing these two additional lemzoparlimab-based bispecific antibodies outside of Mainland China, Macau and Hong Kong even if AbbVie does not exercise its right of first negotiation or the both parties are unable to come to financial terms on such products. The potential value of each such license is minimum US$500 million in upfront and milestone payments, for a combined total of no less than US$1 billion.
Private Placement (Unaudited)
On September 4, 2020, the Group announced that it has entered into definitive subscription agreements with a consortium of institutional investors (the “Investors”) to raise approximately US$418 million through a private placement. The consortium is led by Hillhouse Capital Group (“Hillhouse”), with significant participation by GIC, and also includes certain other leading Asian and U.S. biotech investment funds, such as Avidity Partners, OrbiMed, Octagon Capital Advisors, Invus, Lake Bleu Capital, Perceptive Advisors, Cormorant Asset Management, Sphera Healthcare and Alyeska Investment Group, L.P. Hillhouse is entitled to nominate one representative to
I-Mab’s
Board of Directors.
The private placement comprises (1) the sale to the Investors of approximately US$418 million of the Group’s 29,133,502 ordinary shares (the “Ordinary Shares”) (equivalent to 12,666,740 ADSs) at a purchase price equivalent to US$33 per ADS; and (2) warrants (the “Warrants”) to subscribe for an aggregate of 5,341,267 Ordinary Shares (equivalent to 2,322,290 ADSs) at an exercise price equivalent to US$45 per ADS, which may further increase the proceeds of approximately US$104.5 million if the Warrants are fully exercised. The Warrants will remain exercisable at the election of the Investors within 12 months after the closing of the private placement.
Transfer of Equity Interest of I-Mab Hangzhou (Unaudited)
On September 15, 2020,
I-Mab
Biopharma Hong Kong Limited entered into an equity transfer and investment agreement with a group of domestic investors in China, to transfer 40% equity interest of
I-Mab
Biopharma (Hangzhou) Limited
(“I-Mab
Hangzhou”) to these investors at the consideration of US$120 million in cash and transfer 10% equity interest to the management team shareholding platform that holds the share awards that granted
I-Mab
Hangzhou’s management team and 5% equity interest to the equity incentive shareholding platform that holds the shares for the purpose of future share awards grants respectively with no consideration.